DISCONTINUED OPERATIONS	6 Months Ended
Jun. 20, 2016
Cablevision Systems Corporation And Subsidiaries
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

DISCONTINUED OPERATIONS

        Loss from discontinued operations for the year ended December 31, 2015 amounted to $21,272 ($12,541, net of income taxes) and primarily reflects an expense of $21,000 ($12,380, net of income taxes) related to the settlement of a legal matter relating to Rainbow Media Holdings LLC, a business whose operations were previously discontinued (see Note 17).

        Income from discontinued operations for the year ended December 31, 2014 amounted to $5,028 ($2,822, net of income taxes) and resulted primarily from the settlement of a contingency related to Montana property taxes related to Bresnan Cable, a business which was sold in 2013.